Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset:
NOL carryforward	$ 42,837	$ 8,364
Allowance for credit losses	38,571	38,402
Deferred compensation	5,482	5,876
Basis difference in acquired assets and liabilities	9,228	43,391
Unrealized losses on securities available for sale	0	12,198
OREO	32	2,639
Other	19,395	22,719
Deferred tax assets	115,545	133,589
Deferred tax liability:
Unrealized gains on securities available for sale	98,807	0
FHLB stock	0	(300)
Premises and equipment	(10,626)	(3,723)
Acquisition intangibles	(9,757)	(8,151)
Deferred loan costs	(5,814)	(3,114)
Basis difference in acquired assets and liabilities	(17,628)	(31,309)
Deferred Tax Liabilities, Leasing Arrangements	(37,844)	0
Other	(6,485)	(4,885)
Deferred tax liabilities	(186,961)	(51,482)
Net deferred tax liability	$ 71,416
Net deferred tax asset		$ 82,107